As filed with the Securities and Exchange                      File No. 2-51739
Commission on April 25, 2000                                   File No. 811-2514
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 56

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 41

                               Aetna Variable Fund
                               -------------------

                       (d/b/a Aetna Growth and Income VP)
                       ----------------------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-2032

                            Amy R. Doberman, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


            |X|   on May 1, 2000 pursuant to paragraph (b) of Rule 485

                                     Part B

The Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 56 by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A (File No. 333-05173), as filed electronically on April 25, 2000.

                            Aetna Variable Fund d/b/a


                           AETNA GROWTH AND INCOME VP

                                   Prospectus


                                   May 1, 2000






The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Anyone who represents to the contrary has committed a criminal offense.

                                TABLE OF CONTENTS

                                                        Page
                                                        -----
THE FUND'S INVESTMENTS ...............................    1
FUND EXPENSES ........................................    3
OTHER CONSIDERATIONS .................................    4
MANAGEMENT OF THE FUND ...............................    5
INVESTMENTS IN AND REDEMPTIONS FROM THE FUND .........    5
TAX INFORMATION ......................................    6
FINANCIAL HIGHLIGHTS .................................    7
ADDITIONAL INFORMATION ...............................    8

THE FUND'S INVESTMENTS

Investment Objective, Principal Investment Strategies and Risks, Investment Performance

Investment Objective. Aetna Growth and Income VP (Fund) seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Principal Investment Strategies. Under normal market conditions, the Fund invests at least 65% of its total assets in common stocks that the Fund's investment adviser, Aeltus Investment Management, Inc. (Aeltus), believes have significant potential for capital appreciation or income growth. Aeltus may invest principally in common stocks having significant potential for capital appreciation, or may purchase common stocks principally for their income potential through dividends and option writing, or may acquire securities having a mix of these characteristics.

In managing the Fund, Aeltus:

    o Emphasizes stocks of larger companies.

    o May also invest the Fund's assets in stocks of small and medium-sized companies, depending upon market conditions.

    o Combines internally developed quantitative computer models with a qualitative overlay to determine the relative attractiveness of each asset class and to evaluate company financial characteristics (for example, price-to-earnings ratios, growth rates and earnings estimates) to select securities within each class. In analyzing these characteristics, Aeltus attempts to identify positive earnings momentum and positive valuation characteristics in selecting securities whose perceived value is not reflected in their price.

Principal Risks. The principal risks of investing in the Fund are those generally attributable to stock investing. These risks include sudden and unpredictable drops in the value of the market as a whole and periods of lackluster or negative performance.

Although Aeltus emphasizes large cap stocks, to the extent the Fund is diversified across asset classes, it may not perform as well as less diversified funds when large cap stocks are in favor. Additionally, stocks of medium-sized and smaller companies tend to be more volatile and less liquid than stocks of larger companies.

Fund shares will rise and fall in value and you could lose money by investing in the Fund. There is no guaranty the Fund will achieve its investment objective. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Shares of the Fund are offered to insurance company separate accounts that fund both annuity and life insurance contracts and to certain tax-qualified retirement plans. Due to differences in tax treatment or other considerations, the interests of various contract owners participating in the Fund and the interests of qualified plans investing in the Fund might at some time be in conflict. The Fund's Board of Trustees (Board) will monitor the Fund for any material conflicts and determine what action, if any, should be taken to resolve these conflicts.


                                                    Aetna Growth and Income VP 1

Investment Performance


Year-by-Year Total Return


[TABULAR REPRESENTATION OF BAR CHART]

Years Ended December 31,
1990              3.31%
1991             26.40%
1992              6.70%
1993              6.74%
1994             -0.96%
1995             32.25%
1996             24.46%
1997             29.89%
1998             14.49%
1999             17.42%


[up arrow]     Best Quarter:
               fourth quarter 1998, up 20.07%

[down arrow]   Worst Quarter:
               third quarter 1998, down 15.43%


This performance bar chart shows changes in the Fund's performance from year to year. The fluctuation in returns illustrates the Fund's performance volatility. The chart is accompanied by the Fund's best and worst quarterly returns throughout the years noted in the bar chart.


                                        As of December 31, 1999
Average Annual Total Return        1 Year        5 Years       10 Years
Aetna Growth & Income VP            17.42%        23.51%        15.52%
S&P 500*                            21.04%        28.55%        18.21%

This table shows the Fund's average annual total return. The table also compares the Fund's performance to the performance of a broad-based securities market index. The Fund's past performance is not necessarily an indication of how it will perform in the future.

The performance table and bar chart provide an indication of the historical risk of an investment in the Fund. All figures assume reinvestment of dividends and distributions. The performance numbers do not reflect the deduction of any insurance fees or charges. If such charges were deducted, performance would be lower.

* The Standard and Poor's 500 Index is a value-weighted, unmanaged index of 500 widely held stocks and is considered to be representative of the stock market in general.


2 Aetna Growth and Income VP

FUND EXPENSES

The following table describes Fund expenses. Shareholder Fees are paid directly by shareholders. Annual Fund Operating Expenses are deducted from Fund assets every year, and are thus paid indirectly by all Fund shareholders. Shareholders who acquire Fund shares through an insurance company separate account should refer to the applicable contract prospectus, prospectus summary or disclosure statement for a description of insurance charges that may apply.



                                Shareholder Fees
                    (fees paid directly from your investment)

        Maximum Sales Charge (Load) on Purchases               None
        Maximum Deferred Sales Charge (Load)                   None


                         Annual Fund Operating Expenses
                  (expenses that are deducted from Fund assets)

        Management Fee                                        0.50%
        Other Expenses                                        0.08%
        Total Operating Expenses                              0.58%


Example

The following example is designed to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. Using the annual fund operating expenses percentages above, you would pay the following expenses on a $10,000 investment, assuming a 5% annual return and redemption at the end of each of the periods shown:


1 Year     3 Years     5 Years     10 Years
 $59        $186        $324        $726

This example should not be considered an indication of prior or future expenses. Actual expenses for the current year may vary from those shown.

                                                    Aetna Growth and Income VP 3

OTHER CONSIDERATIONS

In addition to the principal investments and strategies described above, the Fund may also invest in other securities, engage in other practices, and be subject to additional risks, as discussed below and in the Statement of Additional Information (SAI).

Futures Contracts and Options. The Fund may enter into futures contracts and use options. The Fund primarily uses futures contracts and options to hedge against price fluctuations or increase exposure to a particular asset class. To a limited extent, the Fund also may use these instruments for speculation (investing for potential income or capital gain).

    o Futures contracts are agreements that obligate the buyer to buy and the seller to sell a certain quantity of securities at a specific price on a specific date.

    o Options are agreements that give the holder the right, but not the obligation, to purchase or sell a certain amount of securities or futures contracts during a specified period or on a specified date.

The main risk of investing in futures contracts and options is that these instruments can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the instrument. In addition, while a hedging strategy can guard against potential risks for the Fund as a whole, it adds to the Fund's expenses and may reduce or eliminate potential gains. There is also a risk that a futures contract or option intended as a hedge may not perform as expected.

Defensive Investing. In response to unfavorable market conditions, the Fund may make temporary investments that are not consistent with its principal investment objective and policies.


4 Aetna Growth and Income VP

MANAGEMENT OF THE FUND

Aeltus Investment Management, Inc., 10 State House Square, Hartford, Connecticut 06103-3602, serves as investment adviser to the Fund. Aeltus is responsible for managing the assets of the Fund in accordance with the Fund's investment objective and policies, subject to oversight by the Board. Aeltus has acted as adviser or subadviser to mutual funds since 1994 and has managed institutional accounts since 1972.

Advisory Fees

For its most recent fiscal year, the Fund paid Aeltus aggregate advisory fees equal to an annual rate of 0.50% of the average daily net assets of the Fund.

Portfolio Management

Kenneth H. Bragdon, Portfolio Manager, Aeltus, has been the lead portfolio manager for the Fund since December 1999. Mr. Bragdon has been with the Aetna organization since 1979 and has 28 years of experience in the investment business. Mr. Bragdon heads a team of portfolio managers each of whom specializes in a particular asset class used in the management of the Fund.

INVESTMENTS IN AND REDEMPTIONS FROM THE FUND

Investors purchasing shares in connection with an insurance company contract or policy should refer to the documents pertaining to the contract or policy for information on how to direct investments in or redemptions from (including making exchanges into or out of) the Fund, and any fees that may apply.

Orders for the purchase or redemption of Fund shares that are received before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) are effected at the net asset value (NAV) per share determined that day, as described below. The insurance company has been designated an agent of the Fund for receipt of purchase and redemption orders. Therefore, receipt of an order by the insurance company constitutes receipt by the Fund, provided that the Fund receives notice of the order by 9:30 a.m. eastern time the next day on which the New York Stock Exchange is open for trading.

Net Asset Value. The NAV of the Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time).

In calculating the NAV, securities are valued primarily by independent pricing services using market quotations. Short-term debt securities maturing in 60 days or less are valued using amortized cost, which when combined with accrued interest, approximates market value. Securities for which market quotations are not readily available are valued at their fair value, subject to procedures adopted by the Board. With respect to any investments in foreign securities, because those securities may be traded on markets that are open on days when the Fund does not price its shares, the Fund's value may change even though Fund shareholders may not be permitted to sell or redeem Fund shares.

Business Hours. The Fund is open on the same days as the New York Stock Exchange (generally, Monday through Friday). Representatives are available from 8:00 a.m. to 8:00 p.m. eastern time Monday through Friday.

The Fund may refuse to accept any purchase order, especially if as a result of such order, in Aeltus' judgment, it would be too difficult to invest effectively in accordance with the Fund's investment objective.

The Fund reserves the right to suspend the offering of shares, or to reject any specific purchase order. The Fund may suspend redemptions or postpone payments when the New York Stock Exchange is closed or when trading is restricted for any reason or under emergency circumstances as determined by the Securities and Exchange Commission.


                                                    Aetna Growth and Income VP 5

The Fund is not designed for professional market timing organizations or other entities using programmed or frequent exchanges. The Fund reserves the right to reject any specific purchase or exchange request, including a request made by a market timer.

TAX INFORMATION

The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended
(Code), including requirements with respect to diversification of assets, distribution of income and sources of income. As a regulated investment company, the Fund generally will not be subject to tax on its ordinary income and net realized capital gains.

The Fund also intends to comply with the diversification requirements of Section 817(h) of the Code for those investors who acquire shares through variable annuity contracts and variable life insurance policies so that those contract owners and policy owners should not be subject to federal tax on distributions from the Fund to the insurance company separate accounts. Contract owners and policy owners should review the applicable contract prospectus, prospectus summary or disclosure statement for information regarding the personal tax consequences of purchasing a contract or policy.

Dividends and Distributions. Dividends and capital gains distributions, if any, are paid on a semiannual basis.

Both income dividends and capital gains distributions are paid by the Fund on a per share basis. As a result, at the time of payment, the share price of the Fund will be reduced by the amount of the payment.


6 Aetna Growth and Income VP

FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Fund's performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in this table has been audited by KPMG LLP, independent auditors, whose report, along with the Fund's financial statements, is included in the Fund's current Annual Report, which is available upon request.


(for one share outstanding throughout each year)


                                                                      Years Ended December 31,
                                                  ----------------------------------------------------------------
                                                    1999          1998          1997          1996          1995
                                                  --------      --------      --------      --------      --------
Net asset value, beginning of
 period ......................................    $  31.87      $  33.63      $  32.39      $  29.05      $  26.23
                                                  --------      --------      --------      --------      --------
Income from investment
 operations:
 Net investment income .......................        0.31          0.38          0.54+         0.65+         0.72+
 Net realized and change in
  unrealized gain or loss on
  investments ................................        4.86          4.47          8.94          6.45          7.62
                                                  --------      --------      --------      --------      --------
   Total from investment
    operations ...............................        5.17          4.85          9.48          7.10          8.34
                                                  --------      --------      --------      --------      --------
Less distributions:
 From net investment income ..................       (0.34)        (0.40)        (0.58)        (0.73)        (0.72)
 From net realized gains on
  investments ................................       (6.01)        (6.21)        (7.66)        (3.03)        (4.80)
                                                  --------      --------      --------      --------      --------
   Total distributions .......................       (6.35)        (6.61)        (8.24)        (3.76)        (5.52)
                                                  --------      --------      --------      --------      --------
Net asset value, end of period ...............    $  30.69      $  31.87      $  33.63      $  32.39      $  29.05
                                                  ========      ========      ========      ========      ========
Total return* ................................       17.42%        14.49%        29.89%        24.46%        32.25%
Net assets, end of period (millions) .........    $ 10,029      $  9,801      $  9,188      $  6,954      $  5,662
Ratio of net expenses to average
 net assets ..................................        0.58%         0.57%         0.56%         0.43%         0.29%
Ratio of net investment income to
 average net assets ..........................        0.89%         1.03%         1.46%         2.02%         2.42%
Portfolio turnover rate ......................      133.44%       145.64%       107.01%        85.03%        96.63%

* The total return percentage does not reflect any separate account charges under variable annuity contracts and life policies.
+ Per share data calculated using weighted average number of shares outstanding throughout the period.

                                                    Aetna Growth and Income VP 7

ADDITIONAL INFORMATION

The SAI, which is incorporated by reference into this Prospectus, contains additional information about the Fund. The most recent annual and semi-annual reports also contain information about the Fund's investments, as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the past fiscal year.

You may request free of charge the current SAI or the most recent annual and semi-annual reports, or other information about the Fund, by calling 1-800-262-3862 or writing to:

                          Aetna Growth and Income VP
                             151 Farmington Avenue
                       Hartford, Connecticut 06156-8962

The SEC also makes available to the public reports and information about the Fund. Certain reports and information, including the SAI, are available on the EDGAR Database on the SEC's website (http://www.sec.gov) or at the SEC's public reference room in Washington, D.C. You may call 1-202-942-8090 to get information about the operations of the public reference room. You may obtain copies of reports and other information about the Fund, after paying a duplicating fee, by sending an e-mail request to: publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.


Investment Company Act File No. 811-2514.

8 Aetna Growth and Income VP

                                     PART C

                                OTHER INFORMATION

Item 23. Exhibits

          (a.1)        Charter (Declaration of Trust)(1)
          (a.2)        Amendment to Declaration of Trust of Aetna Variable
                       Fund(2)
          (b)          Amended and Restated Bylaws (adopted by Board of Trustees
                       September 13, 1994)(1)
          (c)          Instruments Defining Rights of Holders(3)
          (d)          Investment Advisory Agreement between Aeltus Investment
                       Management, Inc. (Aeltus) and Aetna Variable Fund
          (e)          Underwriting Agreement between Aetna Life Insurance and
                       Annuity Company (Aetna) and Aetna Variable Fund(4)
          (f)          Directors' Deferred Compensation Plan(2)
          (g)          Custodian Agreement between Aetna Variable Fund and
                       Mellon Bank, N. A.(1)
          (h.1)        Administrative Services Agreement between Aeltus and
                       Aetna Variable Fund(2)
          (h.2)        License Agreement(5)
          (i)          Opinion and Consent of Counsel
          (j)          Consent of Independent Auditors
          (k)          Not applicable
          (l)          Not applicable
          (m)          Not applicable
          (n)          Not applicable
          (o)          Not applicable
          (p.1)        Aeltus Code of Ethics(6)
          (p.2)        Aetna Code of Ethics(6)
          (p.3)        Aetna Mutual Funds Code of Ethics(6)
          (q.1)        Power of Attorney (November 6, 1998)(7)
          (q.2)        Authorization for Signatures(8)

1. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission on April 27, 1998.

3. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 2-51739), as with the Securities and Exchange Commission on June 7, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 51 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission on February 18, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission on April 11, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on April 25, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the Securities and Exchange Commission on March 10, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the Securities and Exchange Commission on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control

            Registrant is a Massachusetts business trust for which separate financial statements are filed. As of March 31, 2000 Aetna, and its affiliates, owned 97.81% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

            Aetna is an indirect wholly owned subsidiary of Aetna Inc.

            A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 24 of Post-Effective Amendment No. 38 to the Registration Statement on Form N-1A (File No. 33-41694), as filed electronically with the Securities and Exchange Commission on February 23, 2000.

Item 25. Indemnification

            Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

            Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

Item 26. Business and Other Connections of Investment Adviser

            The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as investment adviser and administrator for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). It also acts as investment adviser to certain private accounts.

            The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices             Other Principal Position(s) Held
                               with Investment Adviser           Since Dec. 31, 1997/Addresses*
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief        Director (February 1995 - March 1998) -- Aetna Life
                               Executive Officer, Chief          Insurance and Annuity Company; Senior Vice President
                               Investment Officer                (since September 1994) -- Aetna.

J. Scott Fox                   Director, Managing Director,      Vice President (since April 1997) -- Aetna Retirement
                               Chief Operating Officer, Chief    Services, Inc.; Director and Senior Vice President
                               Financial Officer                 (March 1997 - February 1998) -- Aetna.

Thomas J. McInerney            Director                          President (since August 1997) -- Aetna Retirement
                                                                 Services, Inc.; Director and President (since September
                                                                 1997) -- Aetna; Executive Vice President (since August 1997)
                                                                 -- Aetna Inc.

Catherine H. Smith             Director                          Chief Financial Officer (since February 1998)
                                                                 -- Aetna Retirement Services, Inc.; Director, Senior
                                                                 Vice President and Chief Financial Officer (since
                                                                 February 1998) -- Aetna; Vice President, Strategy, Finance
                                                                 and Administration, Financial Relations (September 1996 -
                                                                 February 1998) -- Aetna Inc.

Stephanie A. DeSisto           Vice President

Amy R. Doberman                Vice President, General           Counsel (since December 1996) -- Aetna Retirement
                               Counsel and Secretary             Services, Inc.

Brian K. Kawakami              Vice President, Chief             Chief Compliance Officer & Director (since January
                               Compliance Officer                1996) -- Aeltus Trust Company; Chief Compliance Officer
                                                                 (since August 1993) -- Aeltus Capital, Inc.

Neil Kochen                    Managing Director, Chief          Managing Director (since August 1996) -- Aeltus
                               Investment Officer, Equity        Capital, Inc.
                               Investments

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices             Other Principal Position(s) Held
                               with Investment Adviser           Since Dec. 31, 1997/Addresses*
-------------------------------------------------------------------------------------------------------------------------
Frank Litwin                   Managing Director, Retail         Managing Director (since May 1998) -- Aeltus Capital,
                               Marketing and Sales               Inc.

L. Charles Meythaler           Managing Director, Institutional  Director (since July 1997) -- Aeltus Trust Company.
                               Marketing and Sales

James Sweeney                  Managing Director, Fixed
                               Income Investments

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters

      (a) In addition to serving as the principal underwriter for the Registrant, Aetna also acts as the principal underwriter for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc. and Aetna Generation Portfolios, Inc. and as the investment adviser, principal underwriter and administrator for Portfolio Partners, Inc. (all management investment companies registered under the 1940 Act). Additionally, Aetna acts as the principal underwriter and depositor for Variable Annuity Account B of Aetna, Variable Annuity Account C of Aetna, Variable Annuity Account G of Aetna, and Variable Life Account B of Aetna (separate accounts of Aetna registered as unit investment trusts under the 1940 Act). Aetna is also the principal underwriter for Variable Annuity Account I of Aetna Insurance Company of America (AICA) (a separate account of AICA registered as a unit investment trust under the 1940 Act).

      (b)   The following are the directors and principal officers of the
            Underwriter:

            Name and Principal         Positions and Offices with Principal          Positions and Offices
            Business Address*          Underwriter                                   with Registrant
            ------------------         ------------------------------------          ----------------------
            Thomas J. McInerney        Director and President                        None

            Shaun P. Mathews           Director and Senior Vice President            Trustee

            Catherine H. Smith         Director, Senior Vice President and Chief     None
                                       Financial Officer

            Name and Principal         Positions and Offices with Principal          Positions and Offices
            Business Address*          Underwriter                                   with Registrant
            ------------------         ------------------------------------          ----------------------
            Allan Baker                Senior Vice President                         None

            David E. Bushong           Senior Vice President                         None

            Paul R. Donovan            Senior Vice President                         None

            Steven A. Haxton           Senior Vice President                         None

            Gary J. Hegedus            Senior Vice President                         None

            Willard I. Hill, Jr.       Senior Vice President                         None

            John Y. Kim                Senior Vice President and Chief               Trustee
                                       Investment Officer

            Martin T. Conroy           Vice President and Treasurer                  None

            Kathleen A. Murphy         Senior Vice President and Deputy General      None
                                       Counsel
            Therese Squillacote        Vice President and Chief Compliance Officer   None

            Thomas P. Waldron          Senior Vice President                         None

            Kirk P. Wickman            Senior Vice President, General Counsel and    None
                                       Corporate Secretary

* Except with respect to Mr. Kim, the principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156. Mr. Kim's address is 10 State House Square, Hartford, Connecticut 06103-3602.

      (c)   Not applicable.

Item 28. Location of Accounts and Records

      As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

      Shareholder records of direct shareholders are maintained by the transfer agent, PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581.

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 25th day of April, 2000.


                                                      AETNA VARIABLE FUND
                                                      -------------------
                                                          Registrant

                                                      By  J. Scott Fox*
                                                          ---------------------
                                                          J. Scott Fox
                                                          President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                     Title                   Date
---------                                     -----                   ----


J. Scott Fox*                                 President and        )
-------------------------------------------   Trustee (Principal   )
J. Scott Fox                                  Executive Officer)   )
                                                                   )
                                                                   )
Albert E. DePrince, Jr.*                      Trustee              )
-------------------------------------------                        )
Albert E. DePrince, Jr.                                            )
                                                                   )
                                                                   )
Maria T. Fighetti*                            Trustee              )
-------------------------------------------                        )
Maria T. Fighetti                                                  )
                                                                   )
                                                                   )
David L. Grove*                               Trustee              ) April 25th,
-------------------------------------------                        )
David L. Grove                                                     ) 2000
                                                                   )
                                                                   )
John Y. Kim*                                  Trustee              )
-------------------------------------------                        )
John Y. Kim                                                        )
                                                                   )
                                                                   )
Sidney Koch*                                  Trustee              )
-------------------------------------------                        )
Sidney Koch                                                        )
                                                                   )
                                                                   )
Shaun P. Mathews*                             Trustee              )
-------------------------------------------                        )
Shaun P. Mathews                                                   )

                                                                   )
Corine T. Norgaard*                           Trustee              )
-------------------------------------------                        )
Corine T. Norgaard                                                 )
                                                                   )
                                                                   )
Richard G. Scheide*                           Trustee              )
-------------------------------------------                        )
Richard G. Scheide                                                 )
                                                                   )
                                                                   )
Stephanie A. DeSisto*                         Treasurer and Chief  )
-------------------------------------------   Financial Officer    )
Stephanie A. DeSisto                          (Principal Financial )
                                              Financial and        )
                                              Accounting Officer)  )

By: /s/ Amy R. Doberman
    ---------------------------------------
    *Amy R. Doberman
     Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                               Aetna Variable Fund
                                  EXHIBIT INDEX

Exhibit No.     Exhibit                                                Page
-----------     -------                                                ----

99-(d)          Investment Advisory Agreement
                between Aeltus Investment Management, Inc.
                (Aeltus) and Aetna Variable Fund                   -------------

99-(i)          Opinion and Consent of Counsel                     -------------

99-(j)          Consent of Independent Auditors                    -------------